Supplement to the
Fidelity® Variable Insurance Products Initial Class
April 30, 2004
Prospectus

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 18.

Annual operating expenses (paid from class assets)

Initial Class
VIP Asset Manager	Management fee 	0.53%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.10%
	Total annual class operating expensesA	0.63%
VIP Asset Manager: Growth	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.15%
	Total annual class operating expensesA	0.73%
VIP Balanced	Management fee 	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.16%
	Total annual class operating expensesA	0.59%
VIP Contrafund	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.09%
	Total annual class operating expensesA	0.67%
VIP Dynamic Capital Appreciation	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	1.25%
	Total annual class operating expensesA	1.83%
VIP Equity-Income	Management fee 	0.48%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.09%
	Total annual class operating expensesA	0.57%
VIP Growth	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.09%
	Total annual class operating expensesA	0.67%
VIP Growth & Income	Management fee 	0.48%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.11%
	Total annual class operating expensesA	0.59%

VIPINAGVV-05-01 January 14, 2004
1.798018.105

Initial Class
VIP Growth Opportunities	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.14%
	Total annual class operating expensesA	0.72%
VIP High Income	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.11%
	Total annual class operating expensesA	0.69%
VIP Index 500	Management fee 	0.24%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.10%
	Total annual class operating expensesA	0.34%
VIP Investment Grade Bond	Management fee 	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.11%
	Total annual class operating expensesA	0.54%
VIP Mid Cap	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.12%
	Total annual class operating expensesA	0.70%
VIP Money Market	Management fee 	0.20%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.09%
	Total annual class operating expenses	0.29%
VIP Real Estate	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	1.14%
	Total annual class operating expensesA	1.72%
VIP Value Strategies	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.18%
	Total annual class operating expensesA	0.76%

A FMR has voluntarily agreed to reimburse Initial Class of certain funds to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class	Effective Date
VIP Asset Manager	 1.00%	8/1/03
VIP Asset Manager: Growth	 1.00%	1/3/95
VIP Balanced	 1.00%	8/1/03
VIP Contrafund	 1.00%	1/3/95
VIP Dynamic Capital Appreciation	 1.00%	8/1/03
VIP Equity-Income	 1.00%	8/1/03
VIP Growth	 1.00%	8/1/03
VIP Growth & Income	 1.00%	12/31/96
VIP Growth Opportunities	 1.00%	8/1/03
VIP High Income	 1.00%	1/1/86
VIP Index 500	 0.28%	4/18/97
VIP Investment Grade Bond	 0.80%	12/5/88
VIP Mid Cap	 1.00%	12/29/98
VIP Money Market	 0.40%	2/1/05
VIP Real Estate	 1.00%	8/1/03
VIP Value Strategies	 1.00%	2/20/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than VIP Dynamic Capital Appreciation, VIP Growth, and VIP Value Strategies) custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses are shown in the table below.

Total Operating Expenses
VIP Asset Manager - Initial Class	 0.62%
VIP Asset Manager: Growth - Initial Class	 0.72%
VIP Balanced - Initial Class	 0.58%
VIP Contrafund - Initial Class	 0.65%
VIP Dynamic Capital Appreciation - Initial Class	 0.90%A
VIP Equity-Income - Initial Class	 0.56%
VIP Growth - Initial Class	 0.64%
VIP Growth Opportunities - Initial Class	 0.70%
VIP Mid Cap - Initial Class	 0.68%
VIP Real Estate - Initial Class	 0.97%A
VIP Value Strategies - Initial Class	 0.73%

A After reimbursement.

The following information replaces the similar information for VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio in the "Investment Details" section beginning on page 24.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces the similar information found in the "Valuing Shares" section beginning on page 31.

Each fund's (other than the money market fund's) assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 33.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the separate account level for each fund (other than Money Market Portfolio), but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by insurance company separate accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. However, there is the significant risk that the funds' and insurance company's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders.

FMR anticipates that variable product owners will purchase and sell shares of Money Market Portfolio frequently because the money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares and Money Market Portfolio accommodates frequent trading.

The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency and to grant exemptions from the policy. There is no assurance that the funds' Treasurer will exercise this authority or that by exercising this authority the funds will be protected from the risks associated with frequent trading. The actions of the Treasurer are periodically reviewed with the Board of Trustees.

The following information replaces the similar information found in the "Buying and Selling Shares" section on page 33.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, a fund may reject any purchase orders from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Effective January 1, 2005, the following information replaces the similar information in the "Fund Management" section beginning on page 34.

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Real Estate, and VIP Value Strategies. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Real Estate, and VIP Value Strategies.
  Fidelity Management & Research (Far East) Inc. (FMR Far East), at Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Real Estate, and VIP Value Strategies. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Real Estate, and VIP Value Strategies.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, and VIP Value Strategies. As of September 28, 2004, FIIA had approximately $17.9 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Real Estate, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, and VIP Value Strategies. As of September 28, 2004, FIIA(U.K.)L had approximately $10.7 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Real Estate, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.
  Fidelity Investments Japan Limited (FIJ), at 8-8 Shinkawa, 1-Chome, Chuo-ku, Tokyo 104-0033, Japan, serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Real Estate, and VIP Value Strategies. As of September 28, 2004, FIJ had approximately $42.1 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Real Estate, and VIP Value Strategies from time to time.

Supplement to the
Fidelity® Variable Insurance Products Initial Class
April 30, 2004
Prospectus

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 22.

Annual operating expenses (paid from class assets)

Initial Class
VIP Aggressive Growth	Management fee 	0.63%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	2.24%
	Total annual class operating expensesA	2.87%
VIP Asset Manager	Management fee 	0.53%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.10%
	Total annual class operating expensesA	0.63%
VIP Asset Manager: Growth	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.15%
	Total annual class operating expensesA	0.73%
VIP Balanced	Management fee 	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.16%
	Total annual class operating expensesA	0.59%
VIP Contrafund	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.09%
	Total annual class operating expensesA	0.67%
VIP Dynamic Capital Appreciation	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	1.25%
	Total annual class operating expensesA	1.83%
VIP Equity-Income	Management fee 	0.48%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.09%
	Total annual class operating expensesA	0.57%
VIP Growth	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.09%
	Total annual class operating expensesA	0.67%

VIPIC-05-01 January 14, 2005
1.483793.130

Initial Class
VIP Growth & Income	Management fee 	0.48%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.11%
	Total annual class operating expensesA	0.59%
VIP Growth Opportunities	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.14%
	Total annual class operating expensesA	0.72%
VIP Growth Stock	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	2.10%
	Total annual class operating expensesA	2.68%
VIP High Income	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.11%
	Total annual class operating expensesA	0.69%
VIP Index 500	Management fee 	0.24%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.10%
	Total annual class operating expensesA	0.34%
VIP Investment Grade Bond	Management fee 	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.11%
	Total annual class operating expensesA	0.54%
VIP Mid Cap	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.12%
	Total annual class operating expensesA	0.70%
VIP Money Market	Management fee 	0.20%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.09%
	Total annual class operating expenses	0.29%
VIP Overseas	Management fee 	0.73%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.17%
	Total annual class operating expensesA	0.90%
VIP Real Estate	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	1.14%
	Total annual class operating expensesA	1.72%
VIP Value	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	3.74%
	Total annual class operating expensesA	4.32%
VIP Value Leaders	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	3.05%
	Total annual class operating expensesA	3.63%
VIP Value Strategies	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.18%
	Total annual class operating expensesA	0.76%

A FMR has voluntarily agreed to reimburse Initial Class of certain funds to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class	Effective Date
VIP Aggressive Growth	 1.00%	8/1/03
VIP Asset Manager	 1.00%	8/1/03
VIP Asset Manager: Growth	 1.00%	1/3/95
VIP Balanced	 1.00%	8/1/03
VIP Contrafund	 1.00%	1/3/95
VIP Dynamic Capital Appreciation	 1.00%	8/1/03
VIP Equity-Income	 1.00%	8/1/03
VIP Growth	 1.00%	8/1/03
VIP Growth & Income	 1.00%	12/31/96
VIP Growth Opportunities	 1.00%	8/1/03
VIP Growth Stock	 1.00%	8/1/03
VIP High Income	 1.00%	1/1/86
VIP Index 500	 0.28%	4/18/97
VIP Investment Grade Bond	 0.80%	12/5/88
VIP Mid Cap	 1.00%	12/29/98
VIP Money Market	 0.40%	2/01/05
VIP Overseas	 1.50%	1/28/87
VIP Real Estate	 1.00%	8/1/03
VIP Value	 1.00%	8/1/03
VIP Value Leaders	 1.00%	8/1/03
VIP Value Strategies	 1.00%	2/20/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Growth, VIP Value, and VIP Value Strategies) custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses are shown in the table below.

Total Operating Expenses
VIP Aggressive Growth - Initial Class	 0.94%A
VIP Asset Manager - Initial Class	 0.62%
VIP Asset Manager: Growth - Initial Class	 0.72%
VIP Balanced - Initial Class	 0.58%
VIP Contrafund - Initial Class	 0.65%
VIP Dynamic Capital Appreciation - Initial Class	 0.90%A
VIP Equity-Income - Initial Class	 0.56%
VIP Growth - Initial Class	 0.64%
VIP Growth Opportunities - Initial Class	 0.70%
VIP Growth Stock - Initial Class	 0.95%A
VIP Mid Cap - Initial Class	 0.68%
VIP Overseas - Initial Class	 0.86%
VIP Real Estate - Initial Class	 0.97%A
VIP Value - Initial Class	 0.94%A
VIP Value Leaders - Initial Class	 0.98%A
VIP Value Strategies - Initial Class	 0.73%

A After reimbursement.

The following information replaces the similar information for VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio in the "Investment Details" section beginning on page 29.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces the similar information found in the "Valuing Shares" section on page 38.

Each fund's (other than the money market fund's) assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

The following information supplements the information found in the "Buying and Selling Shares" section on page 39.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the separate account level for each fund (other than VIP Money Market), but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by insurance company separate accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. However, there is the significant risk that the funds' and insurance company's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders.

FMR anticipates that variable product owners will purchase and sell shares of VIP Money Market frequently because the money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares and VIP Money Market accommodates frequent trading.

The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency and to grant exemptions from the policy. There is no assurance that the funds' Treasurer will exercise this authority or that by exercising this authority the funds will be protected from the risks associated with frequent trading. The actions of the Treasurer are periodically reviewed with the Board of Trustees.

The following information replaces the similar information found in the "Buying and Selling Shares" section on page 39.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, the fund may reject any purchase orders from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Effective January 1, 2005, the following information replaces the similar information in the "Fund Management" section on page 40.

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies.
  Fidelity Management & Research (Far East) Inc. (FMR Far East), at Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2004, FIIA had approximately $17.9 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA may also provide investment advisory services for VIP Overseas.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2004, FIIA(U.K.)L had approximately $10.7 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA(U.K.)L may also provide investment advisory services for VIP Overseas.
  Fidelity Investments Japan Limited (FIJ), at 8-8 Shinkawa, 1-Chome, Chuo-ku, Tokyo 104-0033, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2004, FIJ had approximately $42.1 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies from time to time.

Supplement to the
Fidelity® Variable Insurance Products
Service Class
April 30, 2004
Prospectus

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 23.

Annual operating expenses (paid from class assets)

Service Class
VIP Aggressive Growth	Management fee 	0.63%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses 	2.21%
	Total annual class operating expensesA	2.94%
VIP Asset Manager	Management fee 	0.53%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses 	0.11%
	Total annual class operating expensesA	0.74%
VIP Asset Manager: Growth	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses 	0.17%
	Total annual class operating expensesA	0.85%
VIP Balanced	Management fee 	0.43%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses 	0.16%
	Total annual class operating expensesA	0.69%
VIP Contrafund	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses 	0.09%
	Total annual class operating expensesA	0.77%
VIP Dynamic Capital Appreciation	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses 	1.24%
	Total annual class operating expensesA	1.92%
VIP Equity-Income	Management fee 	0.48%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses 	0.09%
	Total annual class operating expensesA	0.67%
VIP Growth	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses 	0.09%
	Total annual class operating expensesA	0.77%

VIPSC-05-01 January 14, 2005
1.483794.127

Service Class
VIP Growth & Income	Management fee 	0.48%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses 	0.11%
	Total annual class operating expensesA	0.69%
VIP Growth Opportunities	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses 	0.14%
	Total annual class operating expensesA	0.82%
VIP Growth Stock	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	2.06%
	Total annual class operating expensesA	2.74%
VIP High Income	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses 	0.11%
	Total annual class operating expensesA	0.79%
VIP Index 500	Management fee 	0.24%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses 	0.12%
	Total annual class operating expensesA	0.46%
VIP Investment Grade Bond	Management fee 	0.43%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses 	0.11%
	Total annual class operating expensesA	0.64%
VIP Mid Cap	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses 	0.12%
	Total annual class operating expensesA	0.80%
VIP Money Market	Management fee 	0.20%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses 	0.08%
	Total annual class operating expensesA	0.38%
VIP Overseas	Management fee 	0.73%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses 	0.17%
	Total annual class operating expensesA	1.00%
VIP Real Estate	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	1.12%
	Total annual class operating expensesA	1.80%
VIP Value	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses 	3.67%
	Total annual class operating expensesA	4.35%
VIP Value Leaders	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	3.05%
	Total annual class operating expensesA	3.73%
VIP Value Strategies	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses 	0.16%
	Total annual class operating expensesA	0.84%

A FMR has voluntarily agreed to reimburse Service Class of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Service Class	Effective Date
VIP Aggressive Growth	 1.10%	8/1/03
VIP Asset Manager	 1.10%	8/1/03
VIP Asset Manager: Growth	 1.10%	11/3/97
VIP Balanced	 1.10%	8/1/03
VIP Contrafund	 1.10%	11/3/97
VIP Dynamic Capital Appreciation	 1.10%	8/1/03
VIP Equity-Income	 1.10%	8/1/03
VIP Growth	 1.10%	8/1/03
VIP Growth & Income	 1.10%	11/3/97
VIP Growth Opportunities	 1.10%	8/1/03
VIP Growth Stock	 1.10%	8/1/03
VIP High Income	 1.10%	11/3/97
VIP Index 500	 0.38%	7/7/00
VIP Investment Grade Bond	 0.90%	7/7/00
VIP Mid Cap	 1.10%	12/29/98
VIP Money Market	 0.50%	2/1/05
VIP Overseas	 1.60%	11/3/97
VIP Real Estate	 1.10%	8/1/03
VIP Value	 1.10%	8/1/03
VIP Value Leaders	 1.10%	8/1/03
VIP Value Strategies	 1.10%	2/20/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Growth, VIP Value, and VIP Value Strategies) custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class operating expenses are shown in the table below.

Total Operating Expenses
VIP Aggressive Growth - Service Class	 1.04%A
VIP Asset Manager - Service Class	 0.73%
VIP Asset Manager: Growth - Service Class	 0.84%
VIP Balanced - Service Class	 0.68%
VIP Contrafund - Service Class	 0.75%
VIP Dynamic Capital Appreciation - Service Class	 1.01%A
VIP Equity-Income - Service Class	 0.66%
VIP Growth - Service Class	 0.74%
VIP Growth Opportunities - Service Class	 0.80%
VIP Growth Stock - Service Class	 1.05%A
VIP Mid Cap - Service Class	 0.78%
VIP Overseas - Service Class	 0.96%
VIP Real Estate - Service Class	 1.08%A
VIP Value - Service Class	 1.04%A
VIP Value Leaders - Service Class	 1.08%A
VIP Value Strategies - Service Class	 0.81%

A After reimbursement.

The following information replaces the similar information for VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio in the "Investment Details" section beginning on page 30.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces the similar information found in the "Valuing Shares" section on page 39.

Each fund's (other than the money market fund's) assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

The following information supplements the information found in the "Buying and Selling Shares" section on page 40.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the separate account level for each fund (other than VIP Money Market), but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by insurance company separate accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. However, there is the significant risk that the funds' and insurance company's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders.

FMR anticipates that variable product owners will purchase and sell shares of VIP Money Market frequently because the money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares and VIP Money Market accommodates frequent trading.

The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency and to grant exemptions from the policy. There is no assurance that the funds' Treasurer will exercise this authority or that by exercising this authority the funds will be protected from the risks associated with frequent trading. The actions of the Treasurer are periodically reviewed with the Board of Trustees.

The following information replaces the similar information found in the "Buying Shares" section on page 40.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, a fund may reject any purchase orders from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Effective January 1, 2005, the following information replaces the similar information in the "Fund Management" section on page 41.

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies.
  Fidelity Management & Research (Far East) Inc. (FMR Far East), at Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2004, FIIA had approximately $17.9 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA may also provide investment advisory services for VIP Overseas.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2004, FIIA(U.K.)L had approximately $10.7 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA(U.K.)L may also provide investment advisory services for VIP Overseas.
  Fidelity Investments Japan Limited (FIJ), at 8-8 Shinkawa, 1-Chome, Chuo-ku, Tokyo 104-0033, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2004, FIJ had approximately $42.1 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies from time to time.

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2
April 30, 2004
Prospectus

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 22.

Annual operating expenses (paid from class assets)

Service Class 2
VIP Aggressive Growth	Management fee 	0.63%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	2.26%
	Total annual class operating expensesA	3.14%
VIP Asset Manager	Management fee 	0.53%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.13%
	Total annual class operating expensesA	0.91%
VIP Asset Manager: Growth	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.22%
	Total annual class operating expensesA	1.05%
VIP Balanced	Management fee 	0.43%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.16%
	Total annual class operating expensesA	0.84%
VIP Contrafund	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.10%
	Total annual class operating expensesA	0.93%
VIP Dynamic Capital Appreciation	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	1.27%
	Total annual class operating expensesA	2.10%
VIP Equity-Income	Management fee 	0.48%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.09%
	Total annual class operating expensesA	0.82%
VIP Growth	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.09%
	Total annual class operating expensesA	0.92%

VIP2C-05-01 January 14, 2005
1.741913.125

Service Class 2
VIP Growth & Income	Management fee 	0.48%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.12%
	Total annual class operating expensesA	0.85%
VIP Growth Opportunities	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.16%
	Total annual class operating expensesA	0.99%
VIP Growth Stock	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	2.06%
	Total annual class operating expensesA	2.89%
VIP High Income	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.12%
	Total annual class operating expensesA	0.95%
VIP Index 500	Management fee 	0.24%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.11%
	Total annual class operating expensesA	0.60%
VIP Investment Grade Bond	Management fee 	0.43%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.11%
	Total annual class operating expensesA	0.79%
VIP Mid Cap	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.12%
	Total annual class operating expensesA	0.95%
VIP Money Market	Management fee 	0.20%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.09%
	Total annual class operating expensesA	0.54%
VIP Overseas	Management fee 	0.73%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.18%
	Total annual class operating expensesA	1.16%
VIP Real Estate	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	1.12%
	Total annual class operating expensesA	1.95%
VIP Value	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	3.67%
	Total annual class operating expensesA	4.50%
VIP Value Leaders	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	3.05%
	Total annual class operating expensesA	3.88%
VIP Value Strategies	Management fee 	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.16%
	Total annual class operating expensesA	0.99%

A FMR has voluntarily agreed to reimburse Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Service Class 2	Effective Date
VIP Aggressive Growth	 1.25%	8/1/03
VIP Asset Manager	 1.25%	8/1/03
VIP Asset Manager: Growth	 1.25%	1/12/00
VIP Balanced	 1.25%	8/1/03
VIP Contrafund	 1.25%	1/12/00
VIP Dynamic Capital Appreciation	 1.25%	8/1/03
VIP Equity-Income	 1.25%	8/1/03
VIP Growth	 1.25%	8/1/03
VIP Growth & Income	 1.25%	1/12/00
VIP Growth Opportunities	 1.25%	8/1/03
VIP Growth Stock	 1.25%	8/1/03
VIP High Income	 1.25%	1/12/00
VIP Index 500	 0.53%	1/12/00
VIP Investment Grade Bond	 1.05%	1/12/00
VIP Mid Cap 	 1.25%	1/12/00
VIP Money Market	 0.65%	2/1/05
VIP Overseas	 1.75%	1/12/00
VIP Real Estate	 1.25%	8/1/03
VIP Value	 1.25%	8/1/03
VIP Value Leaders	 1.25%	8/1/03
VIP Value Strategies	 1.25%	2/20/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Growth, VIP Value, and VIP Value Strategies) custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class 2 operating expenses are shown in the table below.

Total Operating Expenses
VIP Aggressive Growth - Service Class 2	 1.19%A
VIP Asset Manager - Service Class 2	 0.89%
VIP Asset Manager: Growth - Service Class 2	 1.04%
VIP Contrafund - Service Class 2	 0.90%
VIP Dynamic Capital Appreciation - Service Class 2	 1.15%A
VIP Equity-Income - Service Class 2	 0.81%
VIP Growth - Service Class 2	 0.89%
VIP Growth & Income - Service Class 2	 0.84%
VIP Growth Opportunities - Service Class 2	 0.96%
VIP Growth Stock- Service Class 2	 1.20%A
VIP Mid Cap - Service Class 2	 0.93%
VIP Overseas - Service Class 2	 1.12%
VIP Real Estate - Service Class 2	 1.23%A
VIP Value - Service Class 2	 1.19%A
VIP Value Leaders - Service Class 2	 1.22%A
VIP Value Strategies - Service Class 2	 0.96%

A After reimbursement.

The following information replaces the similar information for VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio in the "Investment Details" section beginning on page 29.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces the similar information found in the "Valuing Shares" section on page 38.

Each fund's (other than the money market fund's) assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

The following information supplements the information found in the "Buying and Selling Shares" section on page 39.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the separate account level for each fund (other than VIP Money Market), but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by insurance company separate accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. However, there is the significant risk that the funds' and insurance company's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders.

FMR anticipates that variable product owners will purchase and sell shares of VIP Money Market frequently because the money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares and VIP Money Market accommodates frequent trading.

The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency and to grant exemptions from the policy. There is no assurance that the funds' Treasurer will exercise this authority or that by exercising this authority the funds will be protected from the risks associated with frequent trading. The actions of the Treasurer are periodically reviewed with the Board of Trustees.

The following information replaces the similar information found in the "Buying and Selling Shares" section on page 39.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, the fund may reject any purchase orders from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Effective January 1, 2005, the following information replaces the similar information in the "Fund Management" section on page 40.

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies.
  Fidelity Management & Research (Far East) Inc. (FMR Far East), at Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2004, FIIA had approximately $17.9 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA may also provide investment advisory services for VIP Overseas.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, ,serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2004, FIIA(U.K.)L had approximately $10.7 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA(U.K.)L may also provide investment advisory services for VIP Overseas.
  Fidelity Investments Japan Limited (FIJ), at 8-8 Shinkawa, 1-Chome, Chuo-ku, Tokyo 104-0033, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2004, FIJ had approximately $42.1 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies from time to time.

Supplement to the
Fidelity® Variable
Insurance Products
Initial Class, Service
Class, Service Class 2
Money Market Portfolio
April 30, 2004
Prospectus

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" on page 5.

Annual operating expenses (paid from class assets)

	Initial Class	Service Class	Service Class 2
Management fee	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.09%	0.08%	0.09%
Total annual class operating expensesA	0.29%	0.38%	0.54%

A FMR has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class	Effective Date	Service Class	Effective Date	Service Class 2	Effective Date
VIP Money Market	0.40%	2/1/05	0.50%	2/1/05	0.65%	2/1/05

These arrangements may be discontinued by FMR at any time.

The following information supplements the information found in the "Buying and Selling Shares" section on page 7.

Frequent purchases and sales of fund shares can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs to the fund (such as spreads paid to dealers who sell money market instruments to a fund) and disrupting portfolio management strategies. However, FMR anticipates that variable product owners will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of fund shares and the fund accommodates frequent trading.

VMM-05-01 January 14, 2005
1.798004.102

The fund has no limit on purchase or exchange transactions. The fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The following information replaces the similar information found in the "Buying and Selling Shares" section on page 7.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, the fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.